Material accounting policies - Summary of New accounting standards and interpretations not yet adopted (Detail)	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Standards	IFRS 18
Mandatory adoption date ((from fiscal years beginning on or after)	Jan. 01, 2027
Reporting periods in which Toyota is scheduled to adopt the standards	Mar. 31, 2028
Overview of new or amended standards and interpretations	Improved comparability in the statement of profit or loss (income statement) Enhanced transparency of management-defined performance measures More useful grouping of information in the financial statements